Acquisitions (Details Textual) (USD $)	6 Months Ended		12 Months Ended	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended					6 Months Ended	3 Months Ended	6 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	May 31, 2012 Planned Benefits Systems (PBS) [Member]	Apr. 30, 2011 Planned Benefits Systems (PBS) [Member]	Jun. 30, 2012 Planned Benefits Systems (PBS) [Member]	Jun. 30, 2011 Planned Benefits Systems (PBS) [Member]	Jun. 30, 2012 Planned Benefits Systems (PBS) [Member]	Jun. 30, 2011 Planned Benefits Systems (PBS) [Member]	Dec. 31, 2011 Planned Benefits Systems (PBS) [Member]	Aug. 31, 2010 Planned Benefits Systems (PBS) [Member]	Jun. 30, 2012 Planned Benefits Systems (PBS) [Member] Customer relationships [Member]	Aug. 31, 2011 FBM [Member]	Jun. 30, 2012 FBM [Member]	Jun. 30, 2011 FBM [Member]	Jun. 30, 2012 FBM [Member]	Jun. 30, 2011 FBM [Member]	Dec. 31, 2011 FBM [Member]	Jan. 14, 2011 FBM [Member]	Nov. 30, 2010 FBM [Member]	Jun. 30, 2012 Choice Care Card LLC Acquisition [Member]	Jan. 03, 2012 Choice Care Card LLC Acquisition [Member]	Jun. 30, 2012 Choice Care Card LLC Acquisition [Member] Customer relationships [Member]	Jun. 30, 2012 Transit Chek Acquisition [Member]	Jun. 30, 2012 Transit Chek Acquisition [Member]	Feb. 01, 2012 Transit Chek Acquisition [Member]	Jun. 30, 2012 Transit Chek Acquisition [Member] Customer relationships [Member]	Jun. 30, 2012 Transit Chek Acquisition [Member] Trade names [Member]
Acquisitions (Textual) [Abstract]
Acquisition date								Aug. 31, 2010								Nov. 30, 2010									Feb. 01, 2012
Acquired outstanding common shares											100.00%
Discounted weighted average cost of capital												18.50%				18.00%							13.00%				16.00%	15.00%
Recorded change in fair value of contingent consideration						$ 100,000	$ 100,000	$ 1,100,000	$ 100,000	$ 1,400,000				$ 100,000	$ 500,000	$ 500,000	$ 800,000	$ 1,300,000						$ 700,000	$ 800,000
Estimated contingencies expected to be paid in future						600,000		600,000						0		0					11,100,000
Estimated contingencies maturity period																									4 years
Contingent payment	100,000		700,000	6,300,000	2,000,000			3,200,000		5,300,000			3,000,000			500,000		3,200,000
Aggregate non-contingent portion of purchase price											2,900,000									7,200,000	8,700,000	8,300,000				31,100,000
Aggregate non-contingent portion of purchase price paid																			4,700,000	2,500,000						30,800,000
Deferred tax liability						1,800,000		1,800,000
Resultant liability																								5,300,000	5,300,000
Resultant liability discounted to present value percentage																					5.30%			3.25%	3.25%
Cost of revenue expenses	$ 800,000	$ 500,000